Consolidated Statement of Changes in Partners' Capital (USD $) In Thousands, except Share data, unless otherwise specified		Total		Accumulated Other Comprehensive Income (Loss) [Member]	General Partner [Member]	Limited Partner [Member]
Beginning balance at Dec. 31, 2008		$ 67,172		$ 0	$ 45,891	$ 21,281
Beginning balance - general partner (in units) at Dec. 31, 2008					3,115,273
Beginning balance - limited partners (in units) at Dec. 31, 2008						1,579,962
Increase (Decrease) in Stockholders' Equity [Roll Forward]
OP units issued at $15.45 per unit in connection with property acquisition (units)						234,637
OP units issued at $15.45 per unit in connection with property acquisition (value)		3,625				3,625
Share-based compensation (shares)					209,668
Share-based compensation (value)		764			764
Distributions		(6,777)			(4,407)	(2,370)
Reclassification of dividend reinvestment plan shares with expired rescission rights to equity from liabilities at $28.50 per share		0
Net income		2,075			1,342	733
Ending balance at Dec. 31, 2009		66,859		0	43,590	23,269
Ending balance - general partner (in units) at Dec. 31, 2009					3,324,941
Ending balance - limited partners (in units) at Dec. 31, 2009						1,814,599
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Whitestone issuance of common shares (shares)					2,200,000	(30)
Whitestone issuance of common shares (value)		22,970	[1]		22,970	0
Share-based compensation (shares)					41,499
Share-based compensation (value)		73			73
Distributions		(7,551)			(5,387)	(2,164)
Repurchase of common shares (shares)	[2]				(16,066)
Repurchase of common shares (value)		(249)	[2]		(249)
Reclassification of dividend reinvestment plan shares with expired rescission rights to equity from liabilities at $28.50 per share		606			606
Net income		1,575			1,105	470
Ending balance at Dec. 31, 2010		84,283		0	62,708	21,575
Ending balance - general partner (in units) at Dec. 31, 2010		5,550,374			5,550,374
Ending balance - limited partners (in units) at Dec. 31, 2010		1,814,569				1,814,569
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Whitestone issuance of common shares (shares)					5,310,000	0
Whitestone issuance of common shares (value)		59,683	[3]		59,683	0
Exchange of OP units and Class A common shares for Class B common shares (shares)					453,642	(453,642)
Exchange of OP units and Class A common shares for Class B common shares (value)		0			4,972	(4,972)
Dividend reinvestment plan					3,132	0
Dividend reinvestment plan		6			6
Share-based compensation (shares)					(106)
Share-based compensation (value)		114			114
Distributions		(13,383)			(11,529)	(1,854)
Reclassification of dividend reinvestment plan shares with expired rescission rights to equity from liabilities at $28.50 per share		0
Unrealized loss on change in fair value of available-for-sale marketable securities		(1,329)		(1,329)
Net income		1,333			1,123	210
Ending balance at Dec. 31, 2011		$ 130,707		$ (1,329)	$ 117,077	$ 14,959
Ending balance - general partner (in units) at Dec. 31, 2011		11,317,042			11,317,042
Ending balance - limited partners (in units) at Dec. 31, 2011		1,360,927				1,360,927

[1]	Net of offering costs of $3.4 million.
[2]	During the three months ended June 30, 2010, Whitestone acquired Class A common shares held by employees who tendered owned Class A common shares to satisfy the tax withholding on the lapse of certain restrictions on restricted shares.
[3]	Net of offering costs of $4.0 million.